UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05454

BNY Mellon New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon New Jersey Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2020 through June 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a positive end to 2019, investors were optimistic. Expectations for robust economic growth, accommodative policies from the U.S. Federal Reserve (the “Fed”) and healthy U.S. consumer spending helped support equity valuations in the U.S. well into January and February of 2020. However, the euphoria was short-lived, as concerns over the spread of COVID-19 began to roil markets. Early signs of market turmoil began in China and adjacent areas of the Pacific Rim, which were heavily affected by the virus early in 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. U.S. stocks began to show signs of volatility in March 2020 and posted historic losses during that month. Global central banks and governments worked to enact emergency stimulus measures to support their respective economies, and equity valuations began to rebound, trending upward in April, May and June 2020.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. When the threat posed by COVID-19 began to emerge, a flight-to-quality ensued and rates fell significantly. March 2020 brought extreme volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. Both actions worked to support bond valuations throughout April, May and June 2020.

We believe the near-term outlook for the U.S. will be challenging, as the country contends with the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2020 through June 30, 2020 as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2020, BNY Mellon New Jersey Municipal Bond Fund, Inc.’s Class A shares produced a total return of 0.04%, Class C shares returned -0.33%, Class I shares returned 0.16%, Class Y shares returned 0.17% and Class Z shares returned 0.15%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, produced a total return of 2.08% for the same period.2

During the reporting period, municipal bonds were hindered by market turmoil resulting from COVID-19 and the government efforts to contain it. The fund’s performance was driven largely by its asset allocation and security selection decisions.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes. The fund invests at least 80% of its net assets in investment-grade municipal bonds or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest up to 20% of its assets in municipal bonds rated below- investment-grade (“high-yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Strong Technical Factors Drove Municipal Bond Recovery

The municipal bond market experienced three distinct episodes during the reporting period. Returns were strong early on, followed by COVID-19-related turmoil for a few weeks in mid-March 2020, and concluding with a sharp rebound starting in April and running through June 2020.

Initially in the reporting period, the municipal bond market benefited from strong demand resulting from concerns about domestic economic growth. Demand was also driven by investors in states with high income-tax rates, who were seeking a way to reduce their federal income-tax liability, which rose when the cap on the federal deductibility of state and local taxes was implemented in the Tax Cuts and Jobs Act of 2017. Coupon reinvestment also contributed to demand.

Prior to the reporting period, interest-rate reductions by the Federal Reserve (the “Fed”) in August, September and October 2019 also helped performance of the municipal bond market.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

This contributed to a decline in yields across the municipal bond yield curve, though investors largely favored longer-term issues, causing the municipal bond yield curve to flatten.

Performance of the market was also assisted by a manageable supply of new issuance. Supply increased strongly during the reporting period, as low interest rates led issuers to seek to capture favorable financing. Taxable issues made up 40% of the total, as these come with fewer restrictions on the use of funds. In addition, with rates so low, some issuers issued taxable bonds to replace outstanding tax-exempt bonds to reduce their interest expenses. Strong demand from foreign investors, banks and insurance companies for taxable issues also drove supply. As a result of the surge in taxable supply, new tax-exempt issuance declined, and combined with the strong demand, this was supportive of the tax-exempt market.

The emergence of the COVID-19 crisis resulted in market volatility, beginning in mid-March 2020. Fears of widespread economic damage due to COVID-19 caused investors to shift out of the municipal bond market, resulting in large outflows from municipal bond mutual funds. In a normal market, broker-dealers would step in to buy municipal bonds. But a decline in the municipal bond market, combined with a rally in the Treasury market, prevented them from hedging their municipal bond purchases by shorting Treasuries, as they normally do.

In addition, the municipal bond market was hurt by the inability of large investors to capitalize on the volatility. As municipal bond prices fell, insurance companies and other large investors were expected to step in. Their purchases would normally have been financed by selling some of their corporate bonds, but lack of liquidity in that market hindered their inability to act. As a result, the municipal market yield spreads rose significantly, weakening performance.

But actions by the Fed, including two emergency rate cuts in March 2020 and the implementation of the Municipal Liquidity Facility in April 2020, brought some calm to the market. The liquidity facility provides for the purchase of short-term municipal notes by the Fed, essentially providing a backstop for the market.

The market began to rebound in April and ran through June 2020, particularly among high-quality issues, as robust inflows from institutional and retail investors reversed the previous trend. Many sectors of the market rebounded as a result.

Fundamentals among municipal bond issuers generally were generally healthy prior to the pandemic. Steady but slower economic growth through most of the period had supported tax revenues, fiscal balances and “rainy day” funds. But the economic slowdown due to COVID-19-related shutdowns is likely to weaken the fiscal condition of many issuers, and ratings downgrades and defaults are likely to increase.

In New Jersey, state officials are working to resolve the state’s fiscal problems. They created a temporary budget to cover the first quarter of the fiscal year, which began on July 1, 2020, and they have deferred some first-quarter spending until the second fiscal quarter. One of the deferred expenditures, however, was a contribution to the pension fund, which is troubling.

The state is expecting a shortfall for the fiscal year ended June 30, 2021, of $10.1 billion. To plug this gap, the state legislature agreed to issue up to $9.9 billion in new debt, which could include tapping the Fed’s Municipal Lending Facility.

An Overweight to Revenue Bonds Hindered Performance

Performance versus the Index, which covers the entire market, was driven largely by the fund’s focus on New Jersey securities, which lagged the Index. New Jersey municipals underperformed the Index largely because riskier states lagged due to COVID-19-related turmoil. Toward the end of the period, the state, which tends to pay higher yields, outperformed the Index, as yield-oriented investors began to return to the market.

The fund’s relative performance was hindered by its overweight to revenue bonds, which underperformed. More specifically, overweight positions in the hospital, tobacco, transportation and industrial development sectors detracted from performance. Underweight positions in essential services also hindered performance, as this sector performed well. (In New Jersey, there is a lack of issuance in this sector, inhibiting an overweight position.) In addition, the fund’s overweight position in BBB rated bonds also detracted from performance.

On a more positive note, the fund’s overweight position in education and underweight position in housing contributed positively to performance. Yield curve positioning and duration also contributed somewhat positively to performance, as the fund was long relative to the Index. Both the underweight to the two-year portion of the curve and the overweight to the 10-year portion contributed positively.

Positioned for an Uncertain Environment

New Jersey’s fiscal health will depend heavily on whether the federal government decides to provide COVID-related assistance to states. Defaults and ratings downgrades are likely to increase but will most likely be security-specific and confined to certain vulnerable sectors.

The fund has repositioned itself defensively, selling out of an airline-related holding and two positions in student housing, and adding higher-quality positions, including high-rated, general obligation bonds and an education credit that had become undervalued in the sell-off. Looking ahead, wholesale selling of certain vulnerable sectors may occur, creating opportunities for investors who are selective.

July 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. which may be terminated after May 1, 2021. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New Jersey Municipal Bond Fund, Inc. from January 1, 2020 to June 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.23	$7.94	$2.99	$2.99	$3.23
Ending value (after expenses)	$1,000.40	$996.70	$1,001.60	$1,001.70	$1,001.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.27	$8.02	$3.02	$3.02	$3.27
Ending value (after expenses)	$1,020.64	$1,016.91	$1,021.88	$1,021.88	$1,021.63

†Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I, .60% for Class Y and .65% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.1%
New Jersey - 76.1%
Bayonne, GO, Refunding (Insured; Build America Mutual)	5.00	7/1/2039	1,000,000		1,184,960
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	2,091,060
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	694,705
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2021	685,000	[a]	682,383
Essex County Improvement Authority, Revenue Bonds (Covanta Holding)	5.25	7/1/2045	2,500,000	[b]	2,506,925
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		12,442,700
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,962,450
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	2,230,770
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	4.00	1/1/2036	1,250,000		1,472,188
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	4.00	1/1/2037	2,000,000		2,346,900
Irvington Township, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/15/2032	2,000,000		2,303,580
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		496,240
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2025	1,000,000		1,003,840
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2026	2,935,000		2,946,270
Monroe Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	3/1/2025	1,250,000	[c]	1,516,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,344,700
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[b]	1,136,448
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[b]	740,689
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		1,063,420
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2020	3,350,000	[a]	3,350,000
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2021	2,620,000	[a]	2,592,516
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	3,500,000		3,838,660
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	3,000,000		3,106,350
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2028	3,625,000		3,720,120
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. A	2.20	12/3/2029	3,000,000		3,109,740
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000		1,895,420
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	0.00	1/1/2022	6,000,000	[a]	5,921,940

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000	11,795,300
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	2.45	4/1/2026	2,250,000	2,373,930
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000	3,550,890
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	2,079,500
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	7,500,000	8,124,375
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000	1,157,880
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000	1,111,030
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GG	5.75	9/1/2023	385,000	394,979
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	195,000	195,774
New Jersey Educational Facilities Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/1/2050	3,000,000	3,064,020
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000	1,105,650
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (New Jersey Institute of Technology) Ser. H	5.00	7/1/2031	2,000,000	2,002,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000	2,370,780
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) Ser. B	5.00	7/1/2042	3,000,000	3,133,200
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,830,848
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. F	4.00	7/1/2035	1,750,000	1,861,983
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The Princeton University) Ser. B	5.00	7/1/2034	1,000,000	1,260,910
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,383,688
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000	2,565,468
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2022	2,165,000	2,312,523
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,432,077
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000	4,036,305
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000	1,125,140

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000		2,454,180
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2039	2,000,000		2,341,440
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000		8,283,225
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.) Ser. A	5.00	7/1/2027	350,000		351,064
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000		1,785,135
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health System Obligated Group)	5.00	7/1/2023	2,500,000		2,729,925
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health System Obligated Group)	5.00	7/1/2026	1,000,000		1,083,490
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,508,180
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,398,790
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,244,113
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		4,033,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3	5.00	7/1/2026	6,000,000		7,317,120
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000		3,128,539
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000		1,110,040
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,161,360
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,668,792
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000		1,216,793
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. A	3.35	12/1/2029	6,675,000		6,877,720
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,510,000		1,684,571
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000		3,906,358
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2022	695,000	[c]	759,705
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		3,057,908
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		3,910,445
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corp.) Ser. C	0.00	12/15/2024	1,000,000	[a]	876,550
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,591,720

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,380,536
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2031	4,600,000		5,327,306
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.50	12/15/2023	7,000,000		7,733,740
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	2,500,000		2,557,950
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	3,000,000		3,802,410
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,195,230
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		3,095,225
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. F	5.00	1/1/2026	2,000,000		2,202,920
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,212,320
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000		2,262,520
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2035	1,500,000		1,780,635
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2031	2,500,000		3,028,500
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000		4,481,600
North Hudson Sewerage Authority, COP, Refunding, Ser. A	5.00	6/1/2022	3,000,000	[c]	3,268,260
Rutgers University, Revenue Bonds, Refunding, Ser. J	5.00	5/1/2023	5,000,000	[c]	5,661,850
Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,902,880
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	820,000		859,729
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000		2,974,613
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,591,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New Jersey - 76.1% (continued)
South Jersey Port Corp., Revenue Bonds, Ser. P2	5.75	1/1/2023	4,000,000		4,009,120
South Jersey Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	4,250,000		4,535,642
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000		3,378,120
The Camden County Improvement Authority, Revenue Bonds (Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000		5,363,250
The Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2032	2,695,000		3,254,589
The Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2031	3,000,000		3,631,890
The Camden County Improvement Authority, Revenue Bonds, Refunding (Cooper Health System Project)	5.00	2/15/2034	1,000,000		1,082,730
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/1/2030	1,000,000		1,196,460
The Gloucester County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	845,000		880,718
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	5.00	2/15/2031	625,000		789,038
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	6,325,843
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,850,000		4,488,561
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	6,250,000		6,361,500
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	5,000,000		5,492,650
				321,559,880

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.1% (continued)
New York - 16.1%
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	5.00	12/1/2020	700,000	705,628
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.00	9/15/2024	2,400,000	2,464,272
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.50	9/15/2026	7,600,000	7,822,984
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2044	9,730,000	10,802,441
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2021	1,555,000	1,632,828
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	4,295,000	5,042,759
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	7,000,000	8,286,950
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212th	4.00	9/1/2038	2,000,000	2,331,940
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212th	4.00	9/1/2037	3,000,000	3,508,620
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 218th	5.00	11/1/2049	6,900,000	8,371,632
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 172nd	5.00	10/1/2033	5,000,000	5,274,750
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	2,000,000	2,254,980
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000	3,430,950
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2031	2,270,000	2,571,501
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,451,320
				67,953,555
Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	3,084,375
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	750,000	992,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.1% (continued)
Pennsylvania - 2.1% (continued)
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,313,740
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,000,000	1,310,490
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2031	600,000	794,124
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,456,848
				8,952,232
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	3,000,000	3,275,970
Total Investments (cost $379,960,384)			95.1%	401,741,637
Cash and Receivables (Net)			4.9%	20,494,928
Net Assets			100.0%	422,236,565

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $4,384,062 or 1.04% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	28.2
General	19.3
Medical	15.1
Education	9.4
Development	5.6
Tobacco Settlement	3.9
Prerefunded	2.7
Student Loan	2.6
Water	2.2
Pollution	1.7
Housing	1.1
General Obligation	.9
School District	.9
Facilities	.7
Nursing Homes	.4
Single Family Housing	.4
95.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	379,960,384	401,741,637
Cash		16,108,295
Interest receivable		4,974,730
Receivable for shares of Common Stock subscribed		9,185
Prepaid expenses		39,328
		422,873,175
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		255,413
Payable for shares of Common Stock redeemed		336,765
Directors’ fees and expenses payable		2,781
Other accrued expenses		41,651
		636,610
Net Assets ($)		422,236,565
Composition of Net Assets ($):
Paid-in capital		400,708,398
Total distributable earnings (loss)		21,528,167
Net Assets ($)		422,236,565

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	318,263,680	2,297,711	15,436,031	132,839	86,106,304
Shares Outstanding	24,931,210	180,184	1,209,113	10,364	6,743,672
Net Asset Value Per Share ($)	12.77	12.75	12.77	12.82	12.77

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (Unaudited)

Investment Income ($):
Interest Income	7,232,660
Expenses:
Management fee—Note 3(a)	1,273,192
Shareholder servicing costs—Note 3(c)	503,384
Professional fees	45,629
Registration fees	34,755
Directors’ fees and expenses—Note 3(d)	17,899
Distribution fees—Note 3(b)	10,977
Prospectus and shareholders’ reports	10,007
Chief Compliance Officer fees—Note 3(c)	8,595
Loan commitment fees—Note 2	3,664
Custodian fees—Note 3(c)	3,260
Miscellaneous	20,801
Total Expenses	1,932,163
Less—reduction in expenses due to undertaking—Note 3(a)	(217,953)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,260)
Net Expenses	1,710,950
Investment Income—Net	5,521,710
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(561,804)
Net change in unrealized appreciation (depreciation) on investments	(4,959,932)
Net Realized and Unrealized Gain (Loss) on Investments	(5,521,736)
Net (Decrease) in Net Assets Resulting from Operations	(26)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations ($):
Investment income—net	5,521,710	12,389,194
Net realized gain (loss) on investments	(561,804)	2,191,150
Net change in unrealized appreciation (depreciation) on investments	(4,959,932)	14,374,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(26)	28,954,381
Distributions ($):
Distributions to shareholders:
Class A	(4,585,125)	(10,767,702)
Class C	(31,174)	(104,115)
Class I	(237,169)	(498,083)
Class Y	(2,044)	(4,209)
Class Z	(1,346,644)	(3,237,425)
Total Distributions	(6,202,156)	(14,611,534)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,951,167	16,934,227
Class C	38,961	619,228
Class I	1,814,732	5,185,037
Class Y	-	20,000
Class Z	1,471,539	2,525,337
Distributions reinvested:
Class A	3,534,077	8,364,728
Class C	23,294	79,314
Class I	236,243	495,574
Class Y	2,029	4,173
Class Z	1,111,409	2,675,506
Cost of shares redeemed:
Class A	(13,025,735)	(26,480,324)
Class C	(1,337,391)	(1,719,763)
Class I	(2,003,297)	(3,039,098)
Class Z	(4,947,042)	(10,148,112)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,130,014)	(4,484,173)
Total Increase (Decrease) in Net Assets	(14,332,196)	9,858,674
Net Assets ($):
Beginning of Period	436,568,761	426,710,087
End of Period	422,236,565	436,568,761

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	383,280	1,319,632
Shares issued for distributions reinvested	278,965	649,739
Shares redeemed	(1,019,171)	(2,060,334)
Net Increase (Decrease) in Shares Outstanding	(356,926)	(90,963)
Class C
Shares sold	3,103	48,495
Shares issued for distributions reinvested	1,842	6,175
Shares redeemed	(104,570)	(133,970)
Net Increase (Decrease) in Shares Outstanding	(99,625)	(79,300)
Class I
Shares sold	141,231	401,874
Shares issued for distributions reinvested	18,619	38,464
Shares redeemed	(158,798)	(236,261)
Net Increase (Decrease) in Shares Outstanding	1,052	204,077
Class Y
Shares sold	-	1,526
Shares issued for distributions reinvested	159	323
Net Increase (Decrease) in Shares Outstanding	159	1,849
Class Za
Shares sold	115,232	196,102
Shares issued for distributions reinvested	87,602	207,814
Shares redeemed	(391,071)	(787,718)
Net Increase (Decrease) in Shares Outstanding	(188,237)	(383,802)

[a]During the period ended December 31, 2019, 4,435 Class A shares representing $57,620 were exchanged for 4,443 Class Z shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2020	Year Ended December 31,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.95	12.53	12.95	12.64	13.03	13.04
Investment Operations:
Investment income—net[a]	.16	.36	.39	.41	.43	.45
Net realized and unrealized gain (loss) on investments	(.16)	.49	(.25)	.31	(.40)	(.02)
Total from Investment Operations	(.00)[b]	.85	.14	.72	.03	.43
Distributions:
Dividends from investment income—net	(.16)	(.36)	(.39)	(.40)	(.42)	(.44)
Dividends from net realized gain on investments	(.02)	(.07)	(.17)	(.01)	-	-
Total Distributions	(.18)	(.43)	(.56)	(.41)	(.42)	(.44)
Net asset value, end of period	12.77	12.95	12.53	12.95	12.64	13.03
Total Return (%)[c]	.04[d]	6.82	1.17	5.64	.17	3.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[e]	.95	.95	.95	.95	.95
Ratio of net expenses to average net assets	.85[e]	.85	.85	.85	.85	.85
Ratio of net investment income to average net assets	2.55[e]	2.80	3.09	3.20	3.27	3.45
Portfolio Turnover Rate	8.40[d]	17.36	13.71	11.13	13.81	8.41
Net Assets, end of period ($ x 1,000)	318,264	327,410	317,888	338,412	346,829	364,755

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2020	Year Ended December 31,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.93	12.51	12.93	12.62	13.02	13.03
Investment Operations:
Investment income—net[a]	.11	.26	.30	.32	.33	.35
Net realized and unrealized gain (loss) on investments	(.15)	.49	(.26)	.30	(.41)	(.02)
Total from Investment Operations	(.04)	.75	.04	.62	(.08)	.33
Distributions:
Dividends from investment income—net	(.12)	(.26)	(.29)	(.30)	(.32)	(.34)
Dividends from net realized gain on investments	(.02)	(.07)	(.17)	(.01)	-	-
Total Distributions	(.14)	(.33)	(.46)	(.31)	(.32)	(.34)
Net asset value, end of period	12.75	12.93	12.51	12.93	12.62	13.02
Total Return (%)[b]	(.33)[c]	6.04	.34	4.94	(.66)	2.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77[d]	1.76	1.75	1.73	1.72	1.71
Ratio of net expenses to average net assets	1.60[d]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets	1.81[d]	2.06	2.35	2.46	2.51	2.71
Portfolio Turnover Rate	8.40[c]	17.36	13.71	11.13	13.81	8.41
Net Assets, end of period ($ x 1,000)	2,298	3,619	4,493	6,301	10,488	9,690

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2020	Year Ended December 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.95	12.53	12.95	12.64	13.04	13.05
Investment Operations:
Investment income—net[a]	.18	.39	.42	.45	.47	.48
Net realized and unrealized gain (loss) on investments	(.16)	.49	(.25)	.30	(.42)	(.02)
Total from Investment Operations	.02	.88	.17	.75	.05	.46
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.42)	(.43)	(.45)	(.47)
Dividends from net realized gain on investments	(.02)	(.07)	(.17)	(.01)	-	-
Total Distributions	(.20)	(.46)	(.59)	(.44)	(.45)	(.47)
Net asset value, end of period	12.77	12.95	12.53	12.95	12.64	13.04
Total Return (%)	.16[b]	7.09	1.36	5.99	.34	3.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[c]	.73	.72	.71	.71	.71
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.80[c]	3.04	3.35	3.44	3.51	3.70
Portfolio Turnover Rate	8.40[b]	17.36	13.71	11.13	13.81	8.41
Net Assets, end of period ($ x 1,000)	15,436	15,642	12,576	17,269	8,172	8,080

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2020	Year Ended December 31,
Class Y Share	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	13.00	12.58	12.99	12.64	13.03	13.05
Investment Operations:
Investment income—net[a]	.18	.39	.43	.44	.46	.48
Net realized and unrealized gain (loss) on investments	(.16)	.49	(.25)	.35	(.40)	(.03)
Total from Investment Operations	.02	.88	.18	.79	.06	.45
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.42)	(.43)	(.45)	(.47)
Dividends from net realized gain on investments	(.02)	(.07)	(.17)	(.01)	-	-
Total Distributions	(.20)	(.46)	(.59)	(.44)	(.45)	(.47)
Net asset value, end of period	12.82	13.00	12.58	12.99	12.64	13.03
Total Return (%)	.17[b]	7.07	1.50	6.32	.34	3.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.71	.75	.67	.72	.71
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.80[c]	3.04	3.30	3.52	3.53	3.71
Portfolio Turnover Rate	8.40[b]	17.36	13.71	11.13	13.81	8.41
Net Assets, end of period ($ x 1,000)	133	133	105	13	236	306

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2020	Year Ended December 31,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.95	12.53	12.95	12.64	13.03	13.05
Investment Operations:
Investment income—net[a]	.18	.39	.42	.44	.46	.47
Net realized and unrealized gain (loss) on investments	(.16)	.49	(.25)	.31	(.40)	(.03)
Total from Investment Operations	.02	.88	.17	.75	.06	.44
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.42)	(.43)	(.45)	(.46)
Dividends from net realized gain on investments	(.02)	(.07)	(.17)	(.01)	-	-
Total Distributions	(.20)	(.46)	(.59)	(.44)	(.45)	(.46)
Net asset value, end of period	12.77	12.95	12.53	12.95	12.64	13.03
Total Return (%)	.15[b]	7.07	1.31	5.94	.36	3.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[c]	.77	.76	.76	.76	.77
Ratio of net expenses to average net assets	.65[c]	.65	.65	.65	.65	.66
Ratio of net investment income to average net assets	2.78[c]	3.04	3.31	3.40	3.47	3.64
Portfolio Turnover Rate	8.40[b]	17.36	13.71	11.13	13.81	8.41
Net Assets, end of period ($ x 1,000)	86,106	89,765	91,648	102,772	105,396	113,663

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (125 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	401,741,637	−	401,741,637

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2019 was as follows: tax-exempt income $12,304,923, ordinary income $610,265 and long-term capital gains $1,696,346. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2020 the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2020 through May 1, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. On or after May 1, 2021, Dreyfus may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $217,953 during the period ended June 30, 2020.

During the period ended June 30, 2020, the Distributor retained $615 from commissions earned on sales of the fund’s Class A shares and $95 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2020, Class C shares were charged $10,977 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2020, Class A and Class C shares were charged $399,128 and $3,659, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2020, Class Z shares were charged $23,333 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2020, the fund was charged $50,823 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2020, the fund was charged $3,260 pursuant to the custody agreement. These fees were offset by earnings credits of $3,260.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2020, the fund was charged $2,159 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2020, the fund was charged $8,595 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $207,254, Distribution Plan fees of $1,494, Shareholder Services Plan fees of $65,574, custodian fees of $3,155, Chief Compliance Officer fees of $4,695 and transfer agency fees of $18,678, which are offset against an expense reimbursement currently in effect in the amount of $45,437.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2020, amounted to $35,315,475 and $58,688,655, respectively.

At June 30, 2020, accumulated net unrealized appreciation on investments was $21,781,253, consisting of $22,835,947 gross unrealized appreciation and $1,054,694 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional New Jersey municipal debt funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New Jersey municipal debt funds (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional New Jersey municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the ten-year period when performance was above the Performance Group median, and was at or above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended December 31st and above the Performance Universe median for all of the one-year periods. The Board considered the relative proximity of the fund’s total return and yield performance to the Performance Group median in certain periods when total return and/or yield performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which reflected reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were slightly higher than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon New Jersey Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DRNJX Class C: DCNJX Class I: DNMIX Class Y: DNJYX Class Z: DZNJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0750SA0620

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      August 21, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      August 21, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)